Shareholder Fees {- Fidelity® Extended Market Index Fund}	May 07, 2021 USD ($)
02.28 Fidelity Index Funds Combo PRO-12 | Fidelity® Extended Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none